Description of Business, Basis of Presentation and Significant Accounting Policies - Schedule of Changes in Loss per Share and Weighted Average Shares Outstanding (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Common Class A [Member]
Reclassification [Line Items]
Basic weighted average common shares outstanding	15,521,073	14,011,861
Dilutive weighted average common shares outstanding	15,521,073	14,011,861
Earnings Per Share Basic	$ (9.28)	$ (23.23)
Earnings Per Share Diluted	$ (9.28)	$ (23.23)
Common Class B [Member]
Reclassification [Line Items]
Basic weighted average common shares outstanding	3,702,613	3,702,613
Dilutive weighted average common shares outstanding	3,702,613	3,702,613
Earnings Per Share Basic	$ (9.28)	$ (23.23)
Earnings Per Share Diluted	$ (9.28)	$ (23.23)
Previously Reported [Member] | Common Class A [Member]
Reclassification [Line Items]
Basic weighted average common shares outstanding		210,177,911
Dilutive weighted average common shares outstanding		210,177,911
Earnings Per Share Basic		$ (1.55)
Earnings Per Share Diluted		$ (1.55)
Previously Reported [Member] | Common Class B [Member]
Reclassification [Line Items]
Basic weighted average common shares outstanding		55,539,188
Dilutive weighted average common shares outstanding		55,539,188
Earnings Per Share Basic		$ (1.55)
Earnings Per Share Diluted		$ (1.55)
Impact of Reverse Stock Split [Member] | Common Class A [Member]
Reclassification [Line Items]
Basic weighted average common shares outstanding		(196,166,050)
Dilutive weighted average common shares outstanding		(196,166,050)
Earnings Per Share Basic		$ (21.68)
Earnings Per Share Diluted		$ (21.68)
Impact of Reverse Stock Split [Member] | Common Class B [Member]
Reclassification [Line Items]
Basic weighted average common shares outstanding		(51,836,575)
Dilutive weighted average common shares outstanding		(51,836,575)
Earnings Per Share Basic		$ (21.68)
Earnings Per Share Diluted		$ (21.68)